Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 23,466,286	$ 21,313,735
Accounts Receivable [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable	$ 23,466,286	$ 21,313,735